SHARE BASED COMPENSATION	12 Months Ended
Dec. 31, 2010
SHARE BASED COMPENSATION
SHARE BASED COMPENSATION

25. SHARE BASED COMPENSATION

MTS

The Stock Option Plan

        In 2000, MTS established a stock bonus plan and stock option plan ("the Stock Option Plan") for selected officers and key employees. During its initial public offering in 2000 MTS allotted 9,966,631 shares of its common stock to fund the Stock Option Plan. Since 2002, MTS has made several grants pursuant to its stock option plan to employees and directors of the Group. These options generally vest over a two year period from the date of the grant, contingent on continued employment of the grantee with MTS. The options are exercisable within two weeks after the vesting date, and, if not exercised, are forfeited. The exercise price of the options equaled the average market share price during the one hundred day period preceding the grant date.

        In April 2008, the Board of Directors allotted an additional 651,035 ADSs (or 3,255,175 shares) to fund a Stock Option award to MTS' chief executive officer. The award vesting period is up to two years contingent upon employment with MTS. The award will vest only if at the end of the vesting period MTS is among the top 20 mobile operators in the world and top mobile operator in Russia and the CIS, in each case in terms of revenue, and cumulative percentage of MTS' market capitalization growth since the grant date exceeds the predetermined threshold of 15%.

        A summary of the status of the Group's Stock Option Plan is presented below:

	Number of shares	Weighted average exercise price (per share), U.S. Dollars	Weighted average grant date fair value of options (per share), U.S. Dollars	Aggregate intrinsic value
Outstanding at January 1, 2008	1,397,256	$6.31	$4.05	$5,236

Granted	1,302,070	15.93	2.44
Exercised	(1,397,256)	6.31	4.05
Expired	—	—	—
Forfeited	—	—	—

Outstanding at December 31, 2008	1,302,070	$15.93	$2.44	$—

Granted	—	—	—
Exercised	—	—	—
Expired	—	—	—
Forfeited	—	—	—

Outstanding at December 31, 2009	1,302,070	$15.93	$2.44	$—

Granted	—	—	—
Exercised	—	—	—
Expired	(1,302,070)	15.93	2.44
Forfeited	—	—	—

Outstanding at December 31, 2010	—	$—	$—	$—

        The total intrinsic value of options exercised during the year ended December 31, 2008 was $7.4 million. Stock options outstanding as of December 31, 2009 expired unexercised.

        Compensation cost under the Stock Option Plan of $0.6 million, $1.2 million and $3.5 million was recognized in consolidated statements of operations during the years ended December 31, 2010, 2009 and 2008, respectively. Related deferred tax benefit amounted to $0.1 million, $0.2 million and $0.7 million, respectively.

        The fair value of options granted during the year ended December 31, 2008 was estimated using the Monte-Carlo simulation model based on the following assumptions:

2008
Risk free rate	2.3%
Present value of expected dividends, U.S. Dollars	$4.17
Expected volatility	40.0%
Expected life, years	2
Fair value of options (per share), U.S. Dollar	$2.44

        Expected volatility was based on historical volatility of the MTS' ADSs.

        The Group is required to estimate expected forfeiture rate, as well as the probability that performance conditions that affect the vesting of the Stock Option Plan awards will be achieved and only recognize expense for those awards expected to vest. The effect of the estimated forfeitures on Group's operations was $nil, $nil, and $2.3 million in 2010, 2009 and 2008, respectively.

The 2007 Phantom Stock Plan

        In June 2007, MTS' Board of Directors approved the phantom stock plan to provide deferred compensation to certain key employees of the Group during 2007-2011 (the "2007 Phantom Stock Plan"). The plan is based on units equivalent to MTS ADSs (the "Phantom ADSs"). Each Phantom ADS is the equivalent of five MTS common shares. Under the 2007 Phantom Stock Plan, the participants are entitled to a cash payment equal to the difference between the initial grant price and the price of Phantom ADSs determined based on average market share price during the one hundred day period preceding the vesting date, multiplied by the number of Phantom ADSs granted, upon vesting of the award. The average vesting period is two years from the grant date, contingent upon the continuing employment of the participants by the Group. Further, the award shall vest only if at the end of the vesting period the cumulative percentage of MTS market capitalization growth since the grant date exceeds the cumulative cost of equity determined by the Board of Directors for the same period.

        In April 2008, the 2007 Phantom Stock Plan was amended to increase the number of Phantom ADSs available under the plan from the initial 3,600,000 to 9,556,716 ADSs and to increase the number of participants potentially eligible for the Plan to up to 420 top- and mid-level managers of the Group. Further, under the amended plan, the Phantom ADSs granted in 2008 and thereafter will vest only if at the end of the vesting period MTS is among the top 20 mobile operators in the world and top mobile operator in Russia and the CIS, in each case in terms of revenue, and the cumulative percentage of MTS' market capitalization growth since the grant date exceeds the predetermined threshold of 15%. At the end of the vesting period, participants are entitled to a cash payment equal to the difference between the initial grant price and the price of Phantom ADSs determined based on average market share price during the one hundred day period preceding the vesting date, multiplied by the number of Phantom ADSs granted and adjusted by the ratio that reflects actual market capitalization growth rate. During the year ended December 31, 2008, 6,676,716 ADSs were granted to the participants, 4,562,830 of which were granted on May 1, 2008 (Phantom Grant 2008 (I)) and 2,113,886 ADSs were granted on July 1, 2008 (Phantom Grant 2008 (II)).

        A summary of the status of the Group's 2007 Phantom Stock Plan is presented below:

	Number of ADSs	Weighted average exercise price (per ADS), U.S. Dollar	Weighted average fair value of options (per ADS), U.S. Dollar
Outstanding at December 31, 2007	683,336	$56.79	$44.00
Granted	6,676,716	76.64	0.68
Exercised	—	—	—
Expired	—	—	—
Forfeited	(1,346,442)	72.02	0.88

Outstanding at December 31, 2008	6,013,610	$75.41	$0.78

Granted	—	—	—
Exercised	—	—	—
Expired	(3,883,144)	73.51	—
Forfeited	(531,833)	76.62	0.03

Outstanding at December 31, 2009	1,598,633	$79.63	$0.06

Granted	—	—	—
Exercised	—	—	—
Expired	(1,569,391)	79.63	—
Forfeited	(29,242)	79.63	—

Outstanding at December 31, 2010	—	$—	$—

        None of the Phantom ADSs expired during the year ended December 31, 2010 and 2009 were exercisable as of the expiration date which is July 1, 2010 for the Phantom Stock Grant 2008 (II) and July 1, 2009 for the Phantom Stock Grant 2007 and 2008 (I).

        The fair value of the liability under the Phantom Stock Plan as of December 31, 2008 was estimated using the Monte-Carlo simulation technique based on the following assumptions:

	Phantom Grant 2007	Phantom Grant 2008 (I)	Phantom Grant 2008 (II)
Risk free rate	0.2%	0.4%	0.4%
Present value of expected dividends, U.S. Dollars	2.7	2.7	4.1
Expected volatility	135%	90%	90%
Remaining vesting period, years	0.5	0.5	1.5
Fair value of phantom share award (per phantom share), U.S. Dollar	2.00	0.07	1.99

        The fair value of the liability under the Phantom Stock Plan as of December 31, 2009 was estimated using the Monte-Carlo simulation technique based on the following assumptions:

Phantom Grant 2008 (II)
Risk free rate	Ranged from 0.05% to 0.2%
Present value of expected dividends, U.S. Dollars	1.62
Expected volatility	50%
Remaining vesting period, years	0.5
Fair value of phantom share award (per phantom share), U.S. Dollar	0.06

        Expected volatility was based on historical and implied volatility of the MTS' ADSs.

        For the year ended December 31, 2010 a reversal of previously recorded expense under the Phantom Stock Grant 2008 (II) in the amount of $0.07 million was recognized in the consolidated statements of operations as a result of underlying stock price decrease.

        For the year ended December 31, 2009 a reversal of previously recorded expense under the Phantom Stock Grant 2007, 2008 (I) and 2008 (II) in the amount of $0.5 million, $0.1 million and $0.8 million, respectively, was recognized in the consolidated statements of operations as a result of underlying stock price decrease. Related deferred tax expense amounted to $0.3 million.

        For the year ended December 31, 2008 a reversal of previously recorded expense in the amount of $8.9 million under the Phantom Stock Grant 2007 was recognized in the consolidated statements of operations as a result of underlying stock price decrease. Related deferred tax expense amounted to $1.8 million. The compensation cost under the Phantom Stock Grant 2008 (I) and (II) recognized in the consolidated statement of operations for the year ended December 31, 2008 amounted to $1.3 million and the related deferred tax benefit amounted to $0.3 million.

        The effect of forfeitures amounted to $nil, $nil and $1.5 million for the years ended December 31, 2010, 2009 and 2008, respectively.

The 2009 Phantom Stock Plan

        In December 2009, MTS' Board of Directors approved long-term incentive program for employees which provides for a monetary remuneration for the top- and mid-level management upon completion of the year 2010, 2011 and 2012. The amount of remuneration is based on the price of MTS' ADS and the number of Phantom ADSs allocated to employees. At the end of each calendar year the program participants are entitled to a cash payment equaled to one third of total number of phantom ADSs granted multiplied by weighted average market share price during the sixty trading days preceding the vesting date. Following the participant's request, monetary compensation may be postponed till the end of the next vesting period (one calendar year). One phantom ADS granted to an employee contains five MTS' shares. During the year ended December 31, 2010, 444,417 ADSs were granted to the participants. Average market share price is calculated based on the quoted prices of MTS' ADS on the New York Stock Exchange. The award vests on December 31, 2010, 2011 and 2012 contingent upon continuing employment of the participants.

	Number of ADSs	Weighted average fair value of options (per ADS), U.S. Dollar
Outstanding at January 1, 2010	—	—
Granted	444,417	$53.47
Exercised	—	—
Expired	—	—
Forfeited	(50,729)	—

Outstanding at December 31, 2010	393,688	$53.47

131,229 of the Phantom ADSs outstanding as of December 31, 2010 are fully vested. For the year ended December 31, 2010 compensation cost under the 2009 Phantom Stock Plan in the amount of $7.2 million was recognized in the consolidated statement of operations. Related deferred tax benefit amounted to $1.4 million.

        As of December 31, 2010 there was $13.9 million of total unrecognized compensation cost related to non-vested phantom ADSs. This amount is expected to be recognized over a weighted-average period of 1.5 years. The Group is required to estimate expected forfeiture rate, as well as the probability that performance conditions that affect the vesting of the Phantom ADSs awards will be achieved and only recognize expense for those awards expected to vest. The Group's estimated forfeiture rate was 3.9%. The effect of forfeitures amounted to $0.9 million for the year ended December 31, 2010.

Comstar-UTS

The 2006 Program

        On September 15, 2006, the extraordinary general meeting of Comstar-UTS shareholders approved the stock option and stock bonus program ("the 2006 Program") for the Board of Directors and senior management of Comstar-UTS. The 2006 Program was being implemented based on separate decisions of the Board of Directors. In November 2006, the Board of Directors of Comstar-UTS approved the grant of stock options to certain members of the Board of Directors and senior management of Comstar-UTS. The exercise price for these options is RUB 122.3 per one GDR (approximately USD 4.6 as of the grant date). These stock options were to cliff-vest in two years from the date of the grant and were exercisable over a period of 1 month after vesting. The 2006 Program provided for the ability of Comstar-UTS to repurchase the GDRs issued under the 2006 Program from the participants, subject to separate decision of the Board of Directors. Management believed that possibility of such repurchase was remote; accordingly, the 2006 Program originally was classified as equity. In March 2008, the Board of Directors of Comstar-UTS has approved the repurchase of the GDRs purchased by the participants at the exercise of the options back to Comstar-UTS at a price equal to an average price of one GDR for the 60 calendar days preceding the date of exercise weighted by trading volumes of Comstar-UTS GDRs on the London Stock Exchange. Accordingly, as of December 31, 2007 Comstar-UTS changed its estimate and re-classified the option program as liability.

        In June 2008, General shareholder meeting of Comstar-UTS took the decision to denominate the exercise price in USD at USD 4.60 per share. The change did not have a significant impact on compensation expense recognized by Comstar-UTS.

        In November 2008, the participants of the 2006 Program fully exercised their vested options, acquired 2,403,159 GDRs from Comstar-UTS for USD 4.60 per one GDR. The GDRs were then repurchased by Comstar-UTS at USD 5.34 per one GDR, and the 2006 Program was closed. The costs recognized in accordance with the 2006 Program for the years ended December 31, 2008 approximated ($9.2) million (a reversal).

        The following table summarizes information about non-vested common stock options during the year ended December 31, 2008:

	Quantity	Exercise price, U.S. Dollar	Weighted average grant- date fair value, U.S. Dollar
Non-vested options at January 1, 2008	2,403,159	n/a	3.16
Granted	—	—	—
Vested	(2,403,159)	4.60	3.16
Forfeited	—	—	—

Non-vested options at December 31, 2008	—	—	—

2008 Phantom Option Program

        In March 2008, the Board of Directors of Comstar-UTS approved the employee phantom option program ("the 2008 Phantom Option Program"). Each phantom option was subject to the successful attainment of multiple market and performance conditions, such as shareholder return, market position and revenue growth. The compensation expense for these awards may be adjusted for subsequent changes in estimated or actual outcome of the performance conditions. The phantom options granted during 2008 vested on March 31, 2010. Upon vesting, the participants were entitled to a cash compensation equaled to the difference between weighted average price of one GDR for the 60 calendar days preceding March 31, 2010 and April 1, 2008, respectively, if positive, multiplied by the number of phantom options granted.

        The following table summarizes information about phantom options during the years ended December 31, 2010, 2009 and 2008:

	Quantity	Exercise price, U.S. Dollar	Weighted average grant- date fair value, U.S. Dollar
Outstanding at January 1, 2008	—	—	—
Granted	13,065,882	10.2368	2.36
Expired	—	—	—
Forfeited	(940,000)	10.2368	2.37

Outstanding at December 31, 2008 (all non-vested)	12,125,882	10.2368	2.36

Granted	—	—	—
Expired	—	—	—
Forfeited	(1,580,000)	10.2368	2.37

Outstanding at December 31, 2009 (all non-vested)	10,545,882	10.2368	2.35
Granted	—	—	—
Expired	(10,545,882)	10.2368	2.35
Forfeited	—	—	—

Outstanding at December 31, 2010	—	—	—

        Comstar-UTS estimated the fair value of the phantom options using stock option pricing model based on Monte-Carlo simulation technique. The following assumptions were used in the option-pricing model as of December 31, 2009 and 2008:

	2009	2008
Risk-free interest rate	0.1%	2.4%
Expected residual option life (months)	3	15
Expected dividends	Nil	Notional
Expected volatility	97%	82%
Fair value of options (per share) as of December 31	USD 0.03	USD 0.36

        Expected volatility as of December 31, 2009 was based on historical volatility of the GDRs of Comstar-UTS in the fourth quarter of 2009. The costs recognized in accordance with phantom option plan for the years ended December 31, 2010, 2009 and 2008 amounted to $0.3 million, negative $2.0 million and $2.3 million, respectively.

        In March 2010, the Board of Directors of Comstar-UTS approved an amendment to the phantom option program. Under the amendment, compensation is to be calculated at USD 2 per phantom option regardless of share price movements. The ultimate decision as to fulfillment of the performance conditions and the payment is subject to a separate decision of the Board of Directors. Included in trade accounts payable, accrued expenses and other current liabilities as of December 31, 2009, is approximately $18.8 million of compensation under the amended program which represents the portion of total compensation allocable to the periods prior to December 31, 2009. In May 2010 the Board of Directors of Comstar-UTS made a decision to cancel an amendment to the phantom option program, which resulted in a reversal of $19.0 million in the first quarter of 2010 related to expenses accrued in 2009.

The 2010 Phantom Option Program

        In March 2010, the Board of Directors of Comstar-UTS approved the employee phantom option program ("the 2010 Phantom Option Program"). Each phantom option is subject to the successful attainment of multiple market and performance conditions, such as shareholder return, market position and revenue growth. The phantom options granted during 2010 vest at the year end of 2010 or, under the clause of Comstar-UTS reorganization, at the date of the decision taken to reorganize. Upon the vesting, the participants will be entitled to cash compensation equal to the average of Comstar-UTS GDR and MTS ADS, calculated as weighted average price for the 60 trading days preceding the exercise date, multiplied by the number of phantom options granted. On December 23, 2010, the meeting of Comstar-UTS' shareholders approved the merger with MTS OJSC and the options became vested under the reorganization clause.

        The costs recognized in accordance with the 2010 Phantom Option Program for the year ended December 31, 2010 amounted to $7.5 million.

        The following table summarizes the information about the 2010 Phantom Option Program during 2010:

	Quantity	Weighted average grant- date fair value, U.S. Dollar
Outstanding as of December 31, 2009	—	—
Granted	278,339	$28.62
Exercised	(240,914)	28.62
Forfeited	(37,425)	28.62

Outstanding as of December 31, 2010	—	—